Note 3 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2014	$137,960,124	$(32,496,457)	$105,463,737
Vessel acquisition	21,323,935	-	21,323,935
Depreciation for the period	-	(5,825,417)	(5,825,417)
Balance, June 30, 2014	$159,284,059	$(38,321,874)	$120,962,255